Shareholder Report		12 Months Ended
	Jun. 01, 2023	May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DEUTSCHE DWS SECURITIES TRUST
Entity Central Index Key		0000088048
Entity Investment Company Type		N-1A
Document Period End Date		May 31, 2024
C000016785
Shareholder Report [Line Items]
Fund Name		DWS Health and Wellness Fund
Class Name		Class C
Trading Symbol		SUHCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Health and Wellness Fund ("the Fund") for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at www.dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		www.dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$222	2.07%

Gross expense ratio as of the latest prospectus: 2.13%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 222
Expense Ratio, Percent		2.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 14.23% (unadjusted for sales charges) for the period ended May 31, 2024. The Fund's broad-based index, the S&P 500® Index, returned 28.19% for the same period, while the Fund's additional, more narrowly based index, the MSCI World Health Care Index, returned 12.59%.

The Fund’s absolute performance was supported as healthcare stocks in aggregate finished the period higher. Within the Fund’s additional index, performance was led by pharmaceutical stocks, most notably large-capitalization companies bringing innovative treatments to market including GLP-1 drugs which have demonstrated efficacy in promoting weight loss.

Leading contributors to the Fund’s outperformance vs. the additional index included pharmaceutical giant Eli Lilly and Company, which has seen strong sales of Mounjaro® for improved glycemic control for Type 2 diabetes, as well as Zepound®, an oral version of the same compound used to treat obesity. Anticipation of the company’s Alzheimer drug donanemab has also supported the stock. Boston Scientific Corp. is a leading provider of medical products used across a broad range of internal medicine specialties. The stock outperformed on the back of stronger-than-expected demand for Farapulse® for treatment of atrial fibrillation. Insmed Inc. is a global biopharmaceutical company dedicated to helping patients with serious and rare diseases. The stock surged after the company’s drug for lung spasms common to several pulmonary diseases showed extraordinarily strong efficacy.

Leading detractors included Penumbra Inc., a global healthcare company focused on designing and manufacturing devices for clot removal and thrombectomy, aneurysm treatment and clots causing acute ischemic conditions. Shares declined as the company delayed the launch of a new product platform. UnitedHealth Group Inc. is a leading health insurance company offering commercial health insurance under Medicare Advantage and Medicaid plans. After a period of low health care utilization during COVID-19, United Health has experienced a period of elevated utilization resulting in higher-than-expected costs relative to total insurance premiums collected. Biogen Inc. develops, manufactures and commercializes therapies focused on neurology, oncology, and immunology. The company announced it was withdrawing its Alzheimer’s drug from the market and has also seen the loss of patent exclusivity and increased competition from generics for its multiple sclerosis treatment.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	S&P 500® Index	MSCI World Health Care Index
'14	$10,000	$10,000	$10,000
'14	$10,315	$10,207	$10,235
'14	$10,280	$10,066	$10,161
'14	$10,882	$10,469	$10,544
'14	$10,875	$10,322	$10,590
'14	$11,445	$10,574	$10,850
'14	$11,858	$10,858	$11,194
'14	$11,753	$10,831	$10,910
'15	$11,974	$10,506	$11,158
'15	$12,564	$11,109	$11,664
'15	$12,813	$10,934	$11,815
'15	$12,502	$11,039	$11,802
'15	$13,272	$11,181	$12,136
'15	$13,251	$10,964	$11,994
'15	$13,766	$11,194	$12,503
'15	$12,630	$10,519	$11,586
'15	$11,566	$10,258	$10,871
'15	$12,240	$11,124	$11,532
'15	$12,285	$11,157	$11,456
'15	$12,432	$10,981	$11,630
'16	$11,087	$10,436	$10,713
'16	$10,818	$10,422	$10,579
'16	$11,066	$11,129	$10,836
'16	$11,370	$11,172	$11,195
'16	$11,635	$11,372	$11,352
'16	$11,538	$11,402	$11,443
'16	$12,242	$11,822	$11,963
'16	$11,770	$11,839	$11,467
'16	$11,846	$11,841	$11,451
'16	$10,860	$11,625	$10,661
'16	$11,071	$12,056	$10,670
'16	$11,048	$12,294	$10,838
'17	$11,441	$12,527	$11,074
'17	$12,173	$13,025	$11,714
'17	$12,108	$13,040	$11,752
'17	$12,347	$13,174	$11,974
'17	$12,312	$13,359	$12,235
'17	$12,840	$13,442	$12,566
'17	$12,866	$13,719	$12,576
'17	$13,097	$13,761	$12,701
'17	$13,167	$14,045	$12,872
'17	$12,883	$14,372	$12,706
'17	$13,162	$14,813	$12,993
'17	$13,055	$14,978	$12,986
'18	$13,873	$15,836	$13,713
'18	$13,197	$15,252	$13,098
'18	$12,956	$14,864	$12,826
'18	$13,003	$14,921	$12,948
'18	$13,329	$15,281	$13,009
'18	$13,561	$15,375	$13,182
'18	$14,275	$15,947	$13,991
'18	$14,842	$16,466	$14,405
'18	$15,102	$16,560	$14,698
'18	$13,939	$15,428	$13,731
'18	$14,667	$15,743	$14,479
'18	$13,378	$14,321	$13,310
'19	$14,200	$15,469	$13,996
'19	$14,489	$15,966	$14,272
'19	$14,571	$16,276	$14,393
'19	$14,053	$16,935	$14,022
'19	$13,786	$15,859	$13,685
'19	$14,810	$16,976	$14,609
'19	$14,739	$17,220	$14,447
'19	$14,614	$16,948	$14,442
'19	$14,320	$17,265	$14,426
'19	$14,995	$17,639	$15,146
'19	$15,709	$18,279	$15,863
'19	$16,200	$18,831	$16,404
'20	$15,801	$18,823	$16,171
'20	$14,834	$17,274	$15,065
'20	$14,216	$15,140	$14,521
'20	$16,006	$17,081	$16,207
'20	$16,786	$17,895	$16,861
'20	$16,618	$18,250	$16,635
'20	$17,248	$19,279	$17,318
'20	$17,560	$20,665	$17,674
'20	$17,447	$19,880	$17,430
'20	$16,743	$19,351	$16,580
'20	$17,853	$21,470	$18,064
'20	$18,515	$22,295	$18,622
'21	$18,493	$22,070	$18,821
'21	$18,087	$22,679	$18,309
'21	$18,286	$23,672	$18,758
'21	$19,072	$24,935	$19,474
'21	$19,036	$25,109	$19,889
'21	$19,586	$25,696	$20,470
'21	$20,299	$26,306	$21,231
'21	$20,763	$27,106	$21,819
'21	$19,657	$25,845	$20,676
'21	$20,592	$27,656	$21,549
'21	$19,614	$27,464	$20,779
'21	$21,142	$28,695	$22,311
'22	$19,246	$27,210	$20,662
'22	$19,131	$26,395	$20,569
'22	$20,029	$27,375	$21,560
'22	$18,850	$24,988	$20,562
'22	$18,826	$25,034	$20,663
'22	$18,471	$22,968	$20,008
'22	$19,015	$25,085	$20,660
'22	$18,067	$24,062	$19,416
'22	$17,499	$21,846	$18,651
'22	$18,916	$23,615	$20,218
'22	$19,790	$24,935	$21,354
'22	$19,418	$23,498	$21,102
'23	$19,249	$24,975	$20,965
'23	$18,406	$24,365	$20,110
'23	$18,921	$25,260	$20,763
'23	$19,536	$25,654	$21,490
'23	$18,870	$25,766	$20,611
'23	$19,663	$27,468	$21,269
'23	$19,722	$28,350	$21,543
'23	$19,604	$27,899	$21,377
'23	$18,954	$26,569	$20,682
'23	$18,280	$26,010	$19,832
'23	$19,410	$28,386	$20,969
'23	$20,271	$29,675	$21,896
'24	$20,816	$30,174	$22,485
'24	$21,380	$31,785	$22,991
'24	$21,787	$32,808	$23,533
'24	$20,955	$31,468	$22,601
'24	$21,555	$33,028	$23,205

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	14.23%	9.35%	7.98%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	13.23%	9.35%	7.98%
S&P 500® Index	28.19%	15.80%	12.69%
MSCI World Health Care Index	12.59%	11.14%	8.78%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet		$ 285,773,364
Holdings Count | Holding		79
Advisory Fees Paid, Amount		$ 2,173,789
InvestmentCompanyPortfolioTurnover		1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	285,773,364
Number of Portfolio Holdings	79
Portfolio Turnover Rate (%)	1
Total Net Advisory Fees Paid ($)	2,173,789

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Pharmaceuticals	33%
Health Care Equipment	22%
Biotechnology	17%
Life Sciences Tools & Services	10%
Managed Health Care	10%
Health Care Distributors	4%
Health Care Supplies	2%
Health Care Services	1%
Health Care Technology	1%
Health Care Facilities	0%
Total	100%

Largest Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Material Fund Change [Text Block]
C000016786
Shareholder Report [Line Items]
Fund Name		DWS Health and Wellness Fund
Class Name		Class S
Trading Symbol		SCHLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Health and Wellness Fund ("the Fund") for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at www.dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		www.dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$114	1.06%

Gross expense ratio as of the latest prospectus: 1.06%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 114
Expense Ratio, Percent		1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 15.42% for the period ended May 31, 2024. The Fund's broad-based index, the S&P 500® Index, returned 28.19% for the same period, while the Fund's additional, more narrowly based index, the MSCI World Health Care Index, returned 12.59%.

The Fund’s absolute performance was supported as healthcare stocks in aggregate finished the period higher. Within the Fund’s additional index, performance was led by pharmaceutical stocks, most notably large-capitalization companies bringing innovative treatments to market including GLP-1 drugs which have demonstrated efficacy in promoting weight loss.

Leading contributors to the Fund’s outperformance vs. the additional index included pharmaceutical giant Eli Lilly and Company, which has seen strong sales of Mounjaro® for improved glycemic control for Type 2 diabetes, as well as Zepound®, an oral version of the same compound used to treat obesity. Anticipation of the company’s Alzheimer drug donanemab has also supported the stock. Boston Scientific Corp. is a leading provider of medical products used across a broad range of internal medicine specialties. The stock outperformed on the back of stronger-than-expected demand for Farapulse® for treatment of atrial fibrillation. Insmed Inc. is a global biopharmaceutical company dedicated to helping patients with serious and rare diseases. The stock surged after the company’s drug for lung spasms common to several pulmonary diseases showed extraordinarily strong efficacy.

Leading detractors included Penumbra Inc., a global healthcare company focused on designing and manufacturing devices for clot removal and thrombectomy, aneurysm treatment and clots causing acute ischemic conditions. Shares declined as the company delayed the launch of a new product platform. UnitedHealth Group Inc. is a leading health insurance company offering commercial health insurance under Medicare Advantage and Medicaid plans. After a period of low health care utilization during COVID-19, United Health has experienced a period of elevated utilization resulting in higher-than-expected costs relative to total insurance premiums collected. Biogen Inc. develops, manufactures and commercializes therapies focused on neurology, oncology, and immunology. The company announced it was withdrawing its Alzheimer’s drug from the market and has also seen the loss of patent exclusivity and increased competition from generics for its multiple sclerosis treatment.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	S&P 500® Index	MSCI World Health Care Index
'14	$10,000	$10,000	$10,000
'14	$10,323	$10,207	$10,235
'14	$10,297	$10,066	$10,161
'14	$10,907	$10,469	$10,544
'14	$10,912	$10,322	$10,590
'14	$11,493	$10,574	$10,850
'14	$11,916	$10,858	$11,194
'14	$11,822	$10,831	$10,910
'15	$12,055	$10,506	$11,158
'15	$12,659	$11,109	$11,664
'15	$12,918	$10,934	$11,815
'15	$12,617	$11,039	$11,802
'15	$13,407	$11,181	$12,136
'15	$13,396	$10,964	$11,994
'15	$13,927	$11,194	$12,503
'15	$12,788	$10,519	$11,586
'15	$11,720	$10,258	$10,871
'15	$12,415	$11,124	$11,532
'15	$12,471	$11,157	$11,456
'15	$12,632	$10,981	$11,630
'16	$11,274	$10,436	$10,713
'16	$11,008	$10,422	$10,579
'16	$11,271	$11,129	$10,836
'16	$11,590	$11,172	$11,195
'16	$11,869	$11,372	$11,352
'16	$11,784	$11,402	$11,443
'16	$12,510	$11,822	$11,963
'16	$12,037	$11,839	$11,467
'16	$12,125	$11,841	$11,451
'16	$11,126	$11,625	$10,661
'16	$11,350	$12,056	$10,670
'16	$11,340	$12,294	$10,838
'17	$11,752	$12,527	$11,074
'17	$12,513	$13,025	$11,714
'17	$12,455	$13,040	$11,752
'17	$12,712	$13,174	$11,974
'17	$12,688	$13,359	$12,235
'17	$13,243	$13,442	$12,566
'17	$13,280	$13,719	$12,576
'17	$13,530	$13,761	$12,701
'17	$13,615	$14,045	$12,872
'17	$13,334	$14,372	$12,706
'17	$13,628	$14,813	$12,993
'17	$13,533	$14,978	$12,986
'18	$14,393	$15,836	$13,713
'18	$13,698	$15,252	$13,098
'18	$13,457	$14,864	$12,826
'18	$13,518	$14,921	$12,948
'18	$13,871	$15,281	$13,009
'18	$14,123	$15,375	$13,182
'18	$14,879	$15,947	$13,991
'18	$15,484	$16,466	$14,405
'18	$15,772	$16,560	$14,698
'18	$14,569	$15,428	$13,731
'18	$15,347	$15,743	$14,479
'18	$14,009	$14,321	$13,310
'19	$14,875	$15,469	$13,996
'19	$15,194	$15,966	$14,272
'19	$15,294	$16,276	$14,393
'19	$14,763	$16,935	$14,022
'19	$14,492	$15,859	$13,685
'19	$15,577	$16,976	$14,609
'19	$15,518	$17,220	$14,447
'19	$15,402	$16,948	$14,442
'19	$15,103	$17,265	$14,426
'19	$15,833	$17,639	$15,146
'19	$16,599	$18,279	$15,863
'19	$17,134	$18,831	$16,404
'20	$16,721	$18,823	$16,171
'20	$15,715	$17,274	$15,065
'20	$15,069	$15,140	$14,521
'20	$16,984	$17,081	$16,207
'20	$17,824	$17,895	$16,861
'20	$17,661	$18,250	$16,635
'20	$18,351	$19,279	$17,318
'20	$18,693	$20,665	$17,674
'20	$18,592	$19,880	$17,430
'20	$17,859	$19,351	$16,580
'20	$19,058	$21,470	$18,064
'20	$19,778	$22,295	$18,622
'21	$19,778	$22,070	$18,821
'21	$19,351	$22,679	$18,309
'21	$19,581	$23,672	$18,758
'21	$20,441	$24,935	$19,474
'21	$20,422	$25,109	$19,889
'21	$21,028	$25,696	$20,470
'21	$21,811	$26,306	$21,231
'21	$22,325	$27,106	$21,819
'21	$21,157	$25,845	$20,676
'21	$22,186	$27,656	$21,549
'21	$21,148	$27,464	$20,779
'21	$22,813	$28,695	$22,311
'22	$20,789	$27,210	$20,662
'22	$20,674	$26,395	$20,569
'22	$21,667	$27,375	$21,560
'22	$20,411	$24,988	$20,562
'22	$20,400	$25,034	$20,663
'22	$20,027	$22,968	$20,008
'22	$20,637	$25,085	$20,660
'22	$19,628	$24,062	$19,416
'22	$19,029	$21,846	$18,651
'22	$20,584	$23,615	$20,218
'22	$21,552	$24,935	$21,354
'22	$21,166	$23,498	$21,102
'23	$20,995	$24,975	$20,965
'23	$20,096	$24,365	$20,110
'23	$20,674	$25,260	$20,763
'23	$21,369	$25,654	$21,490
'23	$20,652	$25,766	$20,611
'23	$21,540	$27,468	$21,269
'23	$21,626	$28,350	$21,543
'23	$21,513	$27,899	$21,377
'23	$20,813	$26,569	$20,682
'23	$20,091	$26,010	$19,832
'23	$21,353	$28,386	$20,969
'23	$22,317	$29,675	$21,896
'24	$22,936	$30,174	$22,485
'24	$23,578	$31,785	$22,991
'24	$24,052	$32,808	$23,533
'24	$23,145	$31,468	$22,601
'24	$23,838	$33,028	$23,205

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	15.42%	10.47%	9.08%
S&P 500® Index	28.19%	15.80%	12.69%
MSCI World Health Care Index	12.59%	11.14%	8.78%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet		$ 285,773,364
Holdings Count | Holding		79
Advisory Fees Paid, Amount		$ 2,173,789
InvestmentCompanyPortfolioTurnover		1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	285,773,364
Number of Portfolio Holdings	79
Portfolio Turnover Rate (%)	1
Total Net Advisory Fees Paid ($)	2,173,789

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Pharmaceuticals	33%
Health Care Equipment	22%
Biotechnology	17%
Life Sciences Tools & Services	10%
Managed Health Care	10%
Health Care Distributors	4%
Health Care Supplies	2%
Health Care Services	1%
Health Care Technology	1%
Health Care Facilities	0%
Total	100%

Largest Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Material Fund Change [Text Block]
C000016782
Shareholder Report [Line Items]
Fund Name		DWS Health and Wellness Fund
Class Name		Class A
Trading Symbol		SUHAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Health and Wellness Fund ("the Fund") for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at www.dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		www.dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$143	1.33%

Gross expense ratio as of the latest prospectus: 1.33%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 143
Expense Ratio, Percent		1.33%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 15.11% (unadjusted for sales charges) for the period ended May 31, 2024. The Fund's broad-based index, the S&P 500® Index, returned 28.19% for the same period, while the Fund's additional, more narrowly based index, the MSCI World Health Care Index, returned 12.59%.

The Fund’s absolute performance was supported as healthcare stocks in aggregate finished the period higher. Within the Fund’s additional index, performance was led by pharmaceutical stocks, most notably large-capitalization companies bringing innovative treatments to market including GLP-1 drugs which have demonstrated efficacy in promoting weight loss.

Leading contributors to the Fund’s outperformance vs. the additional index included pharmaceutical giant Eli Lilly and Company, which has seen strong sales of Mounjaro® for improved glycemic control for Type 2 diabetes, as well as Zepound®, an oral version of the same compound used to treat obesity. Anticipation of the company’s Alzheimer drug donanemab has also supported the stock. Boston Scientific Corp. is a leading provider of medical products used across a broad range of internal medicine specialties. The stock outperformed on the back of stronger-than-expected demand for Farapulse® for treatment of atrial fibrillation. Insmed Inc. is a global biopharmaceutical company dedicated to helping patients with serious and rare diseases. The stock surged after the company’s drug for lung spasms common to several pulmonary diseases showed extraordinarily strong efficacy.

Leading detractors included Penumbra Inc., a global healthcare company focused on designing and manufacturing devices for clot removal and thrombectomy, aneurysm treatment and clots causing acute ischemic conditions. Shares declined as the company delayed the launch of a new product platform. UnitedHealth Group Inc. is a leading health insurance company offering commercial health insurance under Medicare Advantage and Medicaid plans. After a period of low health care utilization during COVID-19, United Health has experienced a period of elevated utilization resulting in higher-than-expected costs relative to total insurance premiums collected. Biogen Inc. develops, manufactures and commercializes therapies focused on neurology, oncology, and immunology. The company announced it was withdrawing its Alzheimer’s drug from the market and has also seen the loss of patent exclusivity and increased competition from generics for its multiple sclerosis treatment.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	S&P 500® Index	MSCI World Health Care Index
'14	$9,425	$10,000	$10,000
'14	$9,728	$10,207	$10,235
'14	$9,703	$10,066	$10,161
'14	$10,276	$10,469	$10,544
'14	$10,276	$10,322	$10,590
'14	$10,820	$10,574	$10,850
'14	$11,219	$10,858	$11,194
'14	$11,126	$10,831	$10,910
'15	$11,343	$10,506	$11,158
'15	$11,910	$11,109	$11,664
'15	$12,149	$10,934	$11,815
'15	$11,863	$11,039	$11,802
'15	$12,602	$11,181	$12,136
'15	$12,591	$10,964	$11,994
'15	$13,086	$11,194	$12,503
'15	$12,013	$10,519	$11,586
'15	$11,009	$10,258	$10,871
'15	$11,657	$11,124	$11,532
'15	$11,710	$11,157	$11,456
'15	$11,857	$10,981	$11,630
'16	$10,580	$10,436	$10,713
'16	$10,327	$10,422	$10,579
'16	$10,574	$11,129	$10,836
'16	$10,869	$11,172	$11,195
'16	$11,132	$11,372	$11,352
'16	$11,046	$11,402	$11,443
'16	$11,726	$11,822	$11,963
'16	$11,279	$11,839	$11,467
'16	$11,358	$11,841	$11,451
'16	$10,423	$11,625	$10,661
'16	$10,629	$12,056	$10,670
'16	$10,617	$12,294	$10,838
'17	$10,999	$12,527	$11,074
'17	$11,710	$13,025	$11,714
'17	$11,653	$13,040	$11,752
'17	$11,892	$13,174	$11,974
'17	$11,869	$13,359	$12,235
'17	$12,381	$13,442	$12,566
'17	$12,415	$13,719	$12,576
'17	$12,648	$13,761	$12,701
'17	$12,722	$14,045	$12,872
'17	$12,456	$14,372	$12,706
'17	$12,732	$14,813	$12,993
'17	$12,636	$14,978	$12,986
'18	$13,438	$15,836	$13,713
'18	$12,787	$15,252	$13,098
'18	$12,564	$14,864	$12,826
'18	$12,614	$14,921	$12,948
'18	$12,938	$15,281	$13,009
'18	$13,172	$15,375	$13,182
'18	$13,873	$15,947	$13,991
'18	$14,435	$16,466	$14,405
'18	$14,697	$16,560	$14,698
'18	$13,575	$15,428	$13,731
'18	$14,298	$15,743	$14,479
'18	$13,052	$14,321	$13,310
'19	$13,858	$15,469	$13,996
'19	$14,150	$15,966	$14,272
'19	$14,238	$16,276	$14,393
'19	$13,737	$16,935	$14,022
'19	$13,485	$15,859	$13,685
'19	$14,491	$16,976	$14,609
'19	$14,435	$17,220	$14,447
'19	$14,319	$16,948	$14,442
'19	$14,038	$17,265	$14,426
'19	$14,716	$17,639	$15,146
'19	$15,425	$18,279	$15,863
'19	$15,915	$18,831	$16,404
'20	$15,529	$18,823	$16,171
'20	$14,588	$17,274	$15,065
'20	$13,989	$15,140	$14,521
'20	$15,764	$17,081	$16,207
'20	$16,541	$17,895	$16,861
'20	$16,385	$18,250	$16,635
'20	$17,020	$19,279	$17,318
'20	$17,335	$20,665	$17,674
'20	$17,237	$19,880	$17,430
'20	$16,554	$19,351	$16,580
'20	$17,659	$21,470	$18,064
'20	$18,325	$22,295	$18,622
'21	$18,320	$22,070	$18,821
'21	$17,920	$22,679	$18,309
'21	$18,135	$23,672	$18,758
'21	$18,925	$24,935	$19,474
'21	$18,901	$25,109	$19,889
'21	$19,462	$25,696	$20,470
'21	$20,179	$26,306	$21,231
'21	$20,653	$27,106	$21,819
'21	$19,565	$25,845	$20,676
'21	$20,511	$27,656	$21,549
'21	$19,550	$27,464	$20,779
'21	$21,082	$28,695	$22,311
'22	$19,207	$27,210	$20,662
'22	$19,100	$26,395	$20,569
'22	$20,013	$27,375	$21,560
'22	$18,847	$24,988	$20,562
'22	$18,831	$25,034	$20,663
'22	$18,482	$22,968	$20,008
'22	$19,046	$25,085	$20,660
'22	$18,111	$24,062	$19,416
'22	$17,553	$21,846	$18,651
'22	$18,982	$23,615	$20,218
'22	$19,868	$24,935	$21,354
'22	$19,514	$23,498	$21,102
'23	$19,350	$24,975	$20,965
'23	$18,514	$24,365	$20,110
'23	$19,044	$25,260	$20,763
'23	$19,677	$25,654	$21,490
'23	$19,017	$25,766	$20,611
'23	$19,830	$27,468	$21,269
'23	$19,901	$28,350	$21,543
'23	$19,792	$27,899	$21,377
'23	$19,148	$26,569	$20,682
'23	$18,482	$26,010	$19,832
'23	$19,634	$28,386	$20,969
'23	$20,519	$29,675	$21,896
'24	$21,080	$30,174	$22,485
'24	$21,665	$31,785	$22,991
'24	$22,099	$32,808	$23,533
'24	$21,260	$31,468	$22,601
'24	$21,890	$33,028	$23,205

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	15.11%	10.17%	8.79%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	8.49%	8.88%	8.15%
S&P 500® Index	28.19%	15.80%	12.69%
MSCI World Health Care Index	12.59%	11.14%	8.78%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet		$ 285,773,364
Holdings Count | Holding		79
Advisory Fees Paid, Amount		$ 2,173,789
InvestmentCompanyPortfolioTurnover		1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	285,773,364
Number of Portfolio Holdings	79
Portfolio Turnover Rate (%)	1
Total Net Advisory Fees Paid ($)	2,173,789

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Pharmaceuticals	33%
Health Care Equipment	22%
Biotechnology	17%
Life Sciences Tools & Services	10%
Managed Health Care	10%
Health Care Distributors	4%
Health Care Supplies	2%
Health Care Services	1%
Health Care Technology	1%
Health Care Facilities	0%
Total	100%

Largest Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Material Fund Change [Text Block]
C000016787
Shareholder Report [Line Items]
Fund Name		DWS Health and Wellness Fund
Class Name		Institutional Class
Trading Symbol		SUHIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Health and Wellness Fund ("the Fund") for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at www.dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		www.dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$112	1.04%

Gross expense ratio as of the latest prospectus: 1.06%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 112
Expense Ratio, Percent		1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 15.46% for the period ended May 31, 2024. The Fund's broad-based index, the S&P 500® Index, returned 28.19% for the same period, while the Fund's additional, more narrowly based index, the MSCI World Health Care Index, returned 12.59%.

The Fund’s absolute performance was supported as healthcare stocks in aggregate finished the period higher. Within the Fund’s additional index, performance was led by pharmaceutical stocks, most notably large-capitalization companies bringing innovative treatments to market including GLP-1 drugs which have demonstrated efficacy in promoting weight loss.

Leading contributors to the Fund’s outperformance vs. the additional index included pharmaceutical giant Eli Lilly and Company, which has seen strong sales of Mounjaro® for improved glycemic control for Type 2 diabetes, as well as Zepound®, an oral version of the same compound used to treat obesity. Anticipation of the company’s Alzheimer drug donanemab has also supported the stock. Boston Scientific Corp. is a leading provider of medical products used across a broad range of internal medicine specialties. The stock outperformed on the back of stronger-than-expected demand for Farapulse® for treatment of atrial fibrillation. Insmed Inc. is a global biopharmaceutical company dedicated to helping patients with serious and rare diseases. The stock surged after the company’s drug for lung spasms common to several pulmonary diseases showed extraordinarily strong efficacy.

Leading detractors included Penumbra Inc., a global healthcare company focused on designing and manufacturing devices for clot removal and thrombectomy, aneurysm treatment and clots causing acute ischemic conditions. Shares declined as the company delayed the launch of a new product platform. UnitedHealth Group Inc. is a leading health insurance company offering commercial health insurance under Medicare Advantage and Medicaid plans. After a period of low health care utilization during COVID-19, United Health has experienced a period of elevated utilization resulting in higher-than-expected costs relative to total insurance premiums collected. Biogen Inc. develops, manufactures and commercializes therapies focused on neurology, oncology, and immunology. The company announced it was withdrawing its Alzheimer’s drug from the market and has also seen the loss of patent exclusivity and increased competition from generics for its multiple sclerosis treatment.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	15.46%	10.48%	9.08%
S&P 500® Index	28.19%	15.80%	12.69%
MSCI World Health Care Index	12.59%	11.14%	8.78%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jun. 01, 2023
AssetsNet		$ 285,773,364
Holdings Count | Holding		79
Advisory Fees Paid, Amount		$ 2,173,789
InvestmentCompanyPortfolioTurnover		1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	285,773,364
Number of Portfolio Holdings	79
Portfolio Turnover Rate (%)	1
Total Net Advisory Fees Paid ($)	2,173,789

Holdings [Text Block]

Sector Allocation

Sector	% of Net Assets
Pharmaceuticals	33%
Health Care Equipment	22%
Biotechnology	17%
Life Sciences Tools & Services	10%
Managed Health Care	10%
Health Care Distributors	4%
Health Care Supplies	2%
Health Care Services	1%
Health Care Technology	1%
Health Care Facilities	0%
Total	100%

Largest Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since June 1, 2023. For more information, review the Fund's current prospectus at www.dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2023, the Fund’s investment advisor voluntarily capped the Fund’s total annual operating expenses for its Institutional Class shares at 1.04%. This voluntary expense cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expenses and acquired fund fees and expenses and may be terminated by the Fund’s investment advisor at any time.

Material Fund Change Expenses [Text Block]

Effective October 1, 2023, the Fund’s investment advisor voluntarily capped the Fund’s total annual operating expenses for its Institutional Class shares at 1.04%. This voluntary expense cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expenses and acquired fund fees and expenses and may be terminated by the Fund’s investment advisor at any time.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since June 1, 2023. For more information, review the Fund's current prospectus at www.dws.com/mutualreports, or call (800) 728-3337.